Description of the Plan (Details Narrative) - EBP 001 - USD ($)		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2012
EBP, Description of Plan [Line Items]
Annual compensation		100.00%		3.00%
Percentage of increased participant contributions	1.00%
Maximum contributions		$ 23,500	$ 23,000
Catch-up contribution limit, participants age 50-59		7,500
Catch-up contribution limit, participants age 64 and older		7,500
Catch-up contribution limit, participants age 60-63		11,250
Catch-up contribution limit			7,500
Maximum pretax contributions		2,000
Discretionary cash contributions		1,566,039	$ 1,534,968
Outstanding loan balance		$ 50,000
Percentage of vested acount balance		50.00%
Participant loan, interest rate		7.75%	8.50%
Forfeited accounts total		$ 46,623	$ 4,773